Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 97.44%
Alabama: 0.60%
Utilities revenue: 0.60%
Alabama Black Belt Energy Gas District Alabama Gas Project #7 Series C1	4.00%	12-1-2025	$1,000,000	$ 1,039,269
Guam: 0.38%
Airport revenue: 0.38%
Guam Port Authority Series 2018B	5.00	7-1-2035	605,000	663,045
Illinois: 0.19%
Miscellaneous revenue: 0.19%
Chicago IL Special Assessment Improvement Bonds Refunding Series 2022	2.53	12-1-2025	335,000	328,251
Minnesota: 95.63%
Airport revenue: 2.17%
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014A	5.00	1-1-2032	800,000	835,419
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2014B	5.00	1-1-2026	1,250,000	1,304,033
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2016A	5.00	1-1-2031	250,000	277,319
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2016C	5.00	1-1-2046	1,000,000	1,091,316
Minneapolis & St. Paul MN Metropolitan Airports Commission Subordinate Bond Series 2016D	5.00	1-1-2041	250,000	269,914
				3,778,001
Education revenue: 24.65%
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A	5.50	7-1-2040	750,000	765,979
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2029	590,000	610,567
Cologne MN Charter School Cologne Academy Project Series 2014A	5.00	7-1-2034	500,000	513,723
Columbus MN Charter School New Millennium Academy Project Series 2015A	5.50	7-1-2030	1,000,000	970,917
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015A	5.25	7-1-2040	500,000	528,296
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2025	125,000	128,167
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2026	100,000	102,379
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	4.00	7-1-2027	100,000	102,100
Deephaven MN Charter School Eagle Ridge Academy Project Series 2016A	5.25	7-1-2037	400,000	424,279
Forest Lakes MN Charter School Lakes International Language Academy Project Series 2014A	5.50	8-1-2036	500,000	512,814
Ham Lake MN Charter School DaVinci Academy Project Series 2012A	4.00	7-1-2028	370,000	377,950
Ham Lake MN Charter School DaVinci Academy Project Series 2016A	5.00	7-1-2031	625,000	656,297
See accompanying notes to portfolio of investments

Allspring Minnesota Tax-Free Fund  |  1

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series 2014A	4.00%	7-1-2022	$ 480,000	$ 481,186
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series 2014A	5.00	7-1-2029	600,000	615,947
Minneapolis MN Charter School Northeast College Preparatory Project	5.00	7-1-2055	700,000	688,793
Minneapolis MN Charter School Yinghua Academy Project Series 2013A	5.00	7-1-2023	125,000	127,027
Minnesota HEFAR Bethel University Series 2017	5.00	5-1-2037	1,250,000	1,313,434
Minnesota HEFAR College of St. Scholastica Series 2019	4.00	12-1-2040	1,000,000	1,044,461
Minnesota HEFAR College of St. Scholastica Series 7R	4.25	12-1-2027	400,000	404,831
Minnesota HEFAR Hamline University Series 2017B	5.00	10-1-2035	1,000,000	1,047,878
Minnesota HEFAR St. Benedict College Series 2017	4.00	3-1-2036	410,000	426,293
Minnesota HEFAR St. Catherine University Refunding Bond Series A	5.00	10-1-2025	570,000	618,255
Minnesota HEFAR St. Catherine University Series A	5.00	10-1-2045	2,000,000	2,202,576
Minnesota HEFAR St. Johns University	4.00	10-1-2034	200,000	216,376
Minnesota HEFAR St. Johns University	4.00	10-1-2035	170,000	183,726
Minnesota HEFAR St. Johns University	4.00	10-1-2039	200,000	215,121
Minnesota HEFAR St. Johns University	4.00	10-1-2040	200,000	214,789
Minnesota HEFAR St. Olaf College	4.00	10-1-2046	2,750,000	2,939,338
Minnesota HEFAR St. Thomas University Series 2019	4.00	10-1-2041	515,000	542,391
Minnesota HEFAR St. Thomas University Series 2019	5.00	10-1-2040	750,000	856,631
Minnesota HEFAR St. Thomas University Series 7U	5.00	4-1-2023	750,000	773,499
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2028	920,000	1,007,864
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2029	750,000	821,487
Minnesota HEFAR St. Thomas University Series 8L	5.00	4-1-2035	750,000	817,137
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds	4.00	11-1-2037	1,425,000	1,456,089
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds	5.00	11-1-2027	500,000	560,259
Minnesota Office of Higher Education Supplemental Student Loan Program Revenue Bonds Series 2018	5.00	11-1-2026	700,000	772,274
Minnesota State Colleges & Universities Refunding Bonds Series 2017A	5.00	10-1-2027	500,000	567,038
Moorhead MN Educational Facilities Revenue Bonds The Concordia College Corporation Project Series 2016	5.00	12-1-2025	2,000,000	2,101,669
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	4.15	9-1-2024	275,000	276,675
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A	5.00	9-1-2034	1,100,000	1,117,144
Rice County MN Educational Facilities Shattuck-St. Mary's School Project 144A	5.00	8-1-2022	930,000	941,960
St. Cloud MN Charter School Lease Revenue Bonds Stride Academy Project Series 2016A	5.00	4-1-2036	750,000	651,378
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2016A	5.25	9-1-2031	1,000,000	1,064,402
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series 2020A	5.00	9-1-2055	400,000	415,845
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities Academy Project Series 2015A	5.00	7-1-2035	925,000	952,806
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities German Immersion School Project Series 2013A	4.00	7-1-2023	80,000	80,554
See accompanying notes to portfolio of investments

2  |  Allspring Minnesota Tax-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities German Immersion School Project Series 2019A	5.00%	7-1-2055	$ 750,000	$ 781,565
St. Paul MN Housing & RDA Conservatory for Performing Artists Series A	4.00	3-1-2028	150,000	150,328
St. Paul MN Housing & RDA Hope Community Academy Project Series 2015A	5.00	12-1-2034	1,645,000	1,634,227
Tender Option Bond Trust Receipts/Certificates Series 2018-XF2760 (Morgan Stanley Bank LIQ) 144Aø	0.71	11-1-2037	1,710,000	1,710,000
University of Minnesota Series 2017A	5.00	9-1-2042	770,000	873,385
University of Minnesota Series 2019A	5.00	4-1-2044	2,000,000	2,317,695
University of Minnesota State Supported Biomedical Science Series 2011B	5.00	8-1-2035	500,000	635,207
Woodbury MN Charter School Refunding Bond MSA Building Company Series A	4.00	12-1-2050	500,000	511,661
				42,824,669
GO revenue: 19.40%
Becker MN Independent School District #726 Series 2022B (State School District Credit Program Insured)	4.00	2-1-2024	190,000	196,774
Becker MN Independent School District #726 Series 2022B (State School District Credit Program Insured)	4.00	2-1-2026	100,000	106,163
Brainerd MN Independent School District #181 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2043	225,000	237,890
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (State School District Credit Program Insured) ¤	0.00	2-1-2033	1,075,000	738,679
Elk River MN Sales Tax Series A	3.00	12-1-2044	2,000,000	1,942,524
Hastings MN Independent School District #200 CAB Series A (State School District Credit Program Insured) ¤	0.00	2-1-2032	1,305,000	969,704
Hastings MN Independent School District #200 CAB Series A (State School District Credit Program Insured) ¤	0.00	2-1-2033	1,145,000	814,445
Hennepin County MN Series 2016B	5.00	12-1-2029	450,000	509,624
Hennepin County MN Series 2017C	5.00	12-1-2031	2,000,000	2,262,143
Hennepin County MN Series 2020A	5.00	12-1-2029	2,160,000	2,590,032
Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00	2-1-2025	160,000	171,214
Long Prairie MN Sewer Revenue Bond Series 2018A (Minnesota Credit Program Insured)	5.00	2-1-2026	185,000	202,071
Minnesota Series 2018A	5.00	8-1-2032	2,700,000	3,145,599
Minnesota Trunk Highway Series B	4.00	8-1-2031	250,000	276,624
Minnesota Various Purpose Bonds Series 2015A ##	5.00	8-1-2028	3,400,000	3,723,074
Nashwauk-Keewatin Independent School District #319 Series 2022A (State School District Credit Program Insured) %%	5.00	2-1-2030	250,000	295,321
Nashwauk-Keewatin Independent School District #319 Series 2022A (State School District Credit Program Insured) %%	5.00	2-1-2031	325,000	389,077
North St. Paul and Maplewood MN Independent School District #622 Facilities Maintenance Series B (State School District Credit Program Insured)	4.00	2-1-2029	2,735,000	2,993,586
Red Lake County Central Independent School District #2906 Series 2022A (State School District Credit Program Insured) %%	5.00	2-1-2030	275,000	325,494
See accompanying notes to portfolio of investments

Allspring Minnesota Tax-Free Fund  |  3

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Red Lake County Central Independent School District #2906 Series 2022A (State School District Credit Program Insured) %%	5.00%	2-1-2031	$ 165,000	$ 197,819
Red Lake County Central Independent School District #2906 Series 2022A (State School District Credit Program Insured) %%	5.00	2-1-2032	250,000	302,671
Red Lake County Central Independent School District #2906 Series 2022A (State School District Credit Program Insured) %%	5.00	2-1-2033	310,000	376,392
Rosemount MN Independent School District #196 School Building Series 2016A (State School District Credit Program Insured)	5.00	2-1-2027	1,500,000	1,662,728
Roseville MN Independent School District #623 School Building Series A (State School District Credit Program Insured)	5.00	2-1-2031	2,090,000	2,344,809
Sartell MN Independent School District #748 St. Stephen Public Schools GO Series 2016A (State School District Credit Program Insured)	5.00	2-1-2027	1,450,000	1,570,231
Shakopee MN Independent School District #720 Series A (State School District Credit Program Insured)	5.00	2-1-2023	1,000,000	1,028,853
Shakopee MN Independent School District #720 Series B (State School District Credit Program Insured)	5.00	2-1-2025	405,000	437,421
St. Cloud MN Series A	4.00	2-1-2028	460,000	498,043
St. Cloud MN Series A	4.00	2-1-2029	475,000	512,022
St. Cloud MN Series A	4.00	2-1-2030	495,000	531,004
St. Francis MN Independent School District #15 Series A (State School District Credit Program Insured)	5.00	2-1-2027	485,000	498,588
St. Francis MN Independent School District #15 Series A (State School District Credit Program Insured)	5.00	2-1-2028	220,000	226,164
Worthington MN Independent School District #518 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2030	440,000	469,614
Worthington MN Independent School District #518 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2032	530,000	562,463
Worthington MN Independent School District #518 School Building Series A (State School District Credit Program Insured)	4.00	2-1-2033	555,000	588,158
				33,697,018
Health revenue: 16.36%
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2026	750,000	800,140
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2027	500,000	532,394
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014	5.00	11-1-2029	300,000	317,123
Duluth MN EDA Health Care Facilities Essentia Health Series A	5.00	2-15-2048	650,000	724,419
Duluth MN EDA Health Care Facilities Essentia Health Series A	5.25	2-15-2053	2,500,000	2,838,049
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013	4.00	4-1-2022	735,000	735,000
Maple Grove MN HCFR Maple Grove Hospital Corporation	5.00	5-1-2030	850,000	952,096
Maple Grove MN HCFR North Memorial Health Care Series 2015	5.00	9-1-2023	655,000	682,526
See accompanying notes to portfolio of investments

4  |  Allspring Minnesota Tax-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Maple Grove MN HCFR Series 2017	5.00%	5-1-2031	$ 500,000	$ 558,919
Maple Grove MN HCFR Series 2017	5.00	5-1-2032	500,000	558,353
Minneapolis & St. Paul MN Housing & RDA Allina Health System	5.00	11-15-2029	1,000,000	1,178,990
Minneapolis & St. Paul MN Housing & RDA Allina Health System Series 2017A	5.00	11-15-2029	1,000,000	1,130,955
Minneapolis MN Health Care System Fairview Health Services Series 2015A	5.00	11-15-2033	2,000,000	2,171,733
Minneapolis MN Health Care System Revenue Allina Health System	4.00	11-15-2038	975,000	1,058,121
Minneapolis MN Health Care System Revenue Refunded Bond Fairview Health Services Series A	5.00	11-15-2049	1,000,000	1,126,532
Plato MN Health Care Facilities Bond Glencoe Regional Health Services Project Series 2017	5.00	4-1-2041	550,000	587,587
Rochester MN Healthcare Facilities Mayo Clinic ø	0.46	11-15-2047	700,000	700,000
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144Aøø	5.85	11-1-2058	750,000	770,939
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2027	700,000	743,579
Shakopee MN St. Francis Regional Medical Center Series 2014	5.00	9-1-2029	725,000	770,230
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2030	2,000,000	2,211,609
St. Cloud MN Health Care Revenue Bonds Series 2016A	5.00	5-1-2031	2,000,000	2,209,966
St. Cloud MN Health Care Revenue Centracare Health System Series A	5.00	5-1-2028	300,000	332,358
St. Paul MN Housing & RDA Fairview Health Services Series 2017A	5.00	11-15-2034	565,000	635,306
St. Paul MN Housing & RDA Healthfirst Care Systems Project Series 2015A	5.00	11-15-2027	1,000,000	1,101,936
St. Paul MN Housing & RDA Healthpartners Obligation Group Series 2015A	5.00	7-1-2025	520,000	567,747
St. Paul MN Housing & RDA Healthpartners Obligation Group Series 2015A	5.00	7-1-2028	225,000	243,744
St. Paul MN Housing & RDA Healthpartners Obligation Group Series 2015A	5.00	7-1-2031	2,010,000	2,173,518
				28,413,869
Housing revenue: 4.74%
Minneapolis MN Student Housing Riverton Community Housing Project Series 2014	5.00	8-1-2032	860,000	880,017
Minnesota HFA Residential Housing Series E (GNMA / FNMA / FHLMC Insured)	1.75	1-1-2028	655,000	626,400
Minnesota HFA Residential Housing Series E (GNMA / FNMA / FHLMC Insured)	1.75	7-1-2028	505,000	480,232
Minnesota HFA Series C (Department of Housing and Urban Development Insured)	0.30	2-1-2024	1,500,000	1,456,370
Minnesota HFA Series D (SIFMA Municipal Swap +0.43%)(GNMA / FNMA / FHLMC Insured) ±	0.94	1-1-2045	985,000	983,424
Minnesota HFA State Appropriation Bonds Series 2015A	4.00	8-1-2031	300,000	329,784
Minnesota HFA State Appropriation Bonds Series 2015A	5.00	8-1-2027	1,665,000	1,779,256
Minnesota HFA State Appropriation Bonds Series 2015A	5.00	8-1-2032	500,000	531,022
Minnesota HFA State Appropriation Housing	5.00	8-1-2028	200,000	232,753
Minnesota HFA State Appropriation Housing	5.00	8-1-2029	320,000	377,552
Minnesota HFA State Appropriation Housing	5.00	8-1-2030	465,000	556,935
				8,233,745
See accompanying notes to portfolio of investments

Allspring Minnesota Tax-Free Fund  |  5

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 15.77%
Anoka Hennepin MN Independent School District #11 Certificate of Participation Series 2014A	5.00%	2-1-2034	$1,000,000	$ 1,046,495
Center City MN Heath Care Facilities Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2030	250,000	269,798
Center City MN Heath Care Facilities Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2031	250,000	268,585
Center City MN Heath Care Facilities Hazelden Betty Ford Foundation Project Series 2019	4.00	11-1-2034	300,000	320,188
Duluth MN Independent School District #709 Certificate of Participation Series 2019A	4.00	3-1-2026	700,000	713,176
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (State School District Credit Program Insured)	5.00	2-1-2026	395,000	435,705
Duluth MN Independent School District #709 Certificate of Participation Series 2019B (State School District Credit Program Insured)	5.00	2-1-2028	700,000	797,169
Goodhue County MN Education District #6051 Red Wing Certificate of Participation Series 2014A	5.00	2-1-2029	750,000	790,802
Lake Agassiz Education Cooperative #0397-52 Certificate of Participation Series A	3.00	2-1-2028	290,000	290,909
Lake Agassiz Education Cooperative #0397-52 Certificate of Participation Series A	3.00	2-1-2029	300,000	299,291
Lake Agassiz Education Cooperative #0397-52 Certificate of Participation Series A	3.00	2-1-2030	310,000	306,920
Minnesota General Fund Appropriation Bonds Series 2012B	5.00	3-1-2027	2,000,000	2,005,946
Minnesota General Fund Appropriation Bonds Series 2012B	5.00	3-1-2029	2,000,000	2,005,884
Minnesota General Fund Appropriation Bonds Series 2014A	5.00	6-1-2033	1,000,000	1,035,064
Minnesota Legislative Office Facility Project Certificate of Participation Series 2014	5.00	6-1-2023	435,000	451,835
Minnesota Rural Water Finance Authority Public Projects Construction Notes	0.25	8-1-2022	2,750,000	2,738,834
Minnetonka MN Independent School District #276 Certificate of Participation Series 2016F	5.00	2-1-2025	205,000	210,949
Minnetonka MN Independent School District #276 Certificate of Participation Series 2018C	5.75	2-1-2042	2,145,000	2,369,343
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2013A	4.00	2-1-2024	1,100,000	1,118,073
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificate of Participation Series 2015B	5.00	2-1-2034	1,500,000	1,603,011
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2026	500,000	526,144
Plymouth MN Intermediate School District #287 Certificate of Participation Series 2016A	4.00	5-1-2027	1,000,000	1,048,637
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2023	230,000	233,690
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2024	130,000	134,185
Plymouth MN Intermediate School District #287 Certificate of Participation Series A	4.00	2-1-2025	215,000	224,713
St. Cloud MN Independent School District #742 Certificate of Participation Series 2017A	5.00	2-1-2032	500,000	535,186
St. Cloud MN Independent School District #742 Certificate of Participation Series 2017A	5.00	2-1-2034	350,000	374,036
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2028	245,000	265,262
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2029	255,000	274,875
St. Cloud MN Infrastructure Management Series B	4.00	2-1-2030	260,000	278,911
See accompanying notes to portfolio of investments

6  |  Allspring Minnesota Tax-Free Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
St. Paul MN Independent School District Series C (State School District Credit Program Insured)	5.00%	2-1-2030	$2,965,000	$ 3,333,698
White Bear Lake MN Refunding Bonds YMCA of Greater Twin Cities Project Series 2018	5.00	6-1-2032	1,000,000	1,089,541
				27,396,855
Resource recovery revenue: 0.71%
Douglas County MN Refunding Bond Solid Waste Series A	5.00	8-1-2030	1,055,000	1,242,184
Tax revenue: 0.85%
Hennepin County MN Series 2019B	5.00	12-15-2031	1,260,000	1,478,907
Transportation revenue: 0.93%
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2026	525,000	537,473
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	4.00	8-1-2027	545,000	556,050
St. Paul MN Housing & RDA Parking Enterprise Refunding Bonds Series 2017A	5.00	8-1-2025	500,000	525,099
				1,618,622
Utilities revenue: 10.05%
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Revenue Refunding Bonds Series 2021 (AGM Insured)	4.00	1-1-2042	350,000	377,219
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Revenue Refunding Bonds Series 2021 (AGM Insured)	5.00	1-1-2029	315,000	364,549
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Revenue Refunding Bonds Series 2021 (AGM Insured)	5.00	1-1-2030	210,000	246,266
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Revenue Refunding Bonds Series 2021 (AGM Insured)	5.00	1-1-2031	350,000	408,855
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A	5.00	12-1-2026	700,000	715,698
Minnesota Municipal Gas Agency Series 2022	4.00	12-1-2052	2,000,000	2,133,619
Northern Minnesota Municipal Power Agency Series 2013A	4.00	1-1-2028	450,000	457,285
Northern Minnesota Municipal Power Agency Series 2013A	5.00	1-1-2031	745,000	762,856
Northern Minnesota Municipal Power Agency Series 2016	5.00	1-1-2025	205,000	220,799
Northern Minnesota Municipal Power Agency Series 2016	5.00	1-1-2030	520,000	569,381
Northern Minnesota Municipal Power Agency Series 2016	5.00	1-1-2031	350,000	383,106
Northern Minnesota Municipal Power Agency Series 2017	5.00	1-1-2041	400,000	441,234
Rochester MN Electric Utility Revenue Series 2013B	5.00	12-1-2025	315,000	331,573
Rochester MN Electric Utility Revenue Series 2013B	5.00	12-1-2026	250,000	263,153
Rochester MN Electric Utility Revenue Series 2017A	5.00	12-1-2037	500,000	559,160
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A	5.00	1-1-2032	700,000	816,202
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A	5.00	1-1-2033	560,000	651,883
Southern Minnesota Municipal Power Agency Badger Coulee Project Series 2019A	5.00	1-1-2034	615,000	714,963
Southern Minnesota Municipal Power Agency Series A	5.00	1-1-2041	480,000	522,165
St. Paul MN Port Authority District Energy Revenue Series 1	3.00	10-1-2023	200,000	203,011
St. Paul MN Port Authority District Energy Revenue Series 1	3.00	10-1-2027	100,000	102,124
St. Paul MN Port Authority District Energy Revenue Series 1	3.00	10-1-2034	225,000	223,030
See accompanying notes to portfolio of investments

Allspring Minnesota Tax-Free Fund  |  7

Portfolio of investments—March 31, 2022 (unaudited)

		Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
St. Paul MN Port Authority District Energy Revenue Series 1		4.00%	10-1-2028	$ 400,000	$ 427,584
St. Paul MN Port Authority District Energy Revenue Series 1		4.00	10-1-2041	500,000	518,908
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2027	1,565,000	1,603,801
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2030	1,000,000	1,024,342
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2031	1,000,000	1,099,866
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2032	1,250,000	1,318,306
					17,460,938
					166,144,808
Puerto Rico: 0.50%
Health revenue: 0.50%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Project		5.00	7-1-2028	760,000	859,466
Virgin Islands: 0.14%
Tax revenue: 0.14%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (AGM Insured)		5.00	10-1-2025	245,000	245,668
Total Municipal obligations (Cost $170,293,424)					169,280,507
Total investments in securities (Cost $170,293,424)	97.44%				169,280,507
Other assets and liabilities, net	2.56				4,448,956
Total net assets	100.00%				$173,729,463

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
CAB	Capital appreciation bond
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
LIQ	Liquidity agreement
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
See accompanying notes to portfolio of investments

8  |  Allspring Minnesota Tax-Free Fund

Notes to portfolio of investments—March 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$169,280,507	$0	$169,280,507
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Minnesota Tax-Free Fund  |  9